Schedule of Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Lease liabilities - noncurrent portion	$ 8,475	$ 10,176
Other noncurrent liabilities	863	1,380
Total other noncurrent liabilities	$ 9,338	$ 11,556